Organization and Description of Business	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Mimecast Limited (Mimecast Jersey) is a public limited company organized under the laws of the Bailiwick of Jersey on July 28, 2015. On November 4, 2015, Mimecast Jersey changed its corporate structure whereby it became the holding company of Mimecast Limited (Mimecast UK), a private limited company incorporated in 2003 under the laws of England and Wales, and its wholly-owned subsidiaries by way of a share-for-share exchange in which the shareholders of Mimecast UK exchanged their shares in Mimecast UK for an identical number of shares of the same class in Mimecast Jersey. Upon the exchange, the historical consolidated financial statements of Mimecast UK became the historical consolidated financial statements of Mimecast Jersey.

Mimecast Jersey and its subsidiaries (together the Group, the Company, Mimecast or we) is headquartered in London, England. The principal activity of the Group is the provision of email management services. Mimecast delivers a software-as-a-service (SaaS) enterprise email management service for archiving, continuity, and security. By unifying disparate and fragmented email environments into one holistic solution from the cloud, Mimecast minimizes risk and reduces cost and complexity while providing total end-to-end control of email. Mimecast’s proprietary software platform provides a single system to address key email management issues. Mimecast operates principally in Europe, North America, Africa, and Australia.

The Company is subject to a number of risks and uncertainties common to companies in similar industries and stages of development including, but not limited to, rapid technological changes, competition from substitute products and services from larger companies, customer concentration, management of international activities, protection of proprietary rights, patent litigation, and dependence on key individuals.